Legal proceedings update	6 Months Ended
Jun. 30, 2018
Legal proceedings update [abstract]
Legal proceedings update
6. Legal proceedings update
A number of Novartis companies are, and will likely continue to be, subject to various legal proceedings, including litigations, arbitrations and governmental investigations, that arise from time to time. Legal proceedings are inherently unpredictable. As a result, the Group may become subject to substantial liabilities that may not be covered by insurance and may in the future incur judgments or enter into settlements of claims that could have a material adverse effect on its results of operations or cash flow. Note 19 to the Consolidated Financial Statements in our 2017 Annual Report and 2017 Form 20-F contains a summary as of the date of these reports of significant legal proceedings to which Novartis or its subsidiaries were a party. The following is a summary as of July 17, 2018 of significant developments in those proceedings, as well as any new significant proceedings commenced since the date of the 2017 Annual Report and 2017 Form 20-F.
Investigations and related litigations
Greece investigation
Novartis is investigating allegations of potentially inappropriate economic benefits to healthcare professionals, government officials and others in Greece. Novartis is providing information to the Greek authorities investigating these allegations and, in the first quarter of 2018, received a summons by the Greek Body of Prosecution of Financial Crime. Novartis is also responding to a subpoena and document requests from the US Securities and Exchange Commission and the US Department of Justice that it received in 2016 and 2017 in connection with such allegations and is cooperating with their investigation.
In addition to the matter described above, there have been other developments in the other legal matters described in Note 19 to the Consolidated Financial Statements contained in our 2017 Annual Report and 2017 Form 20-F. These do not significantly affect the assessment of management concerning the adequacy of the total provisions recorded for legal proceedings.